SHARE-BASED COMPENSATION - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Options outstanding as of December 31, 2023
Number of Shares | shares	1,832,918
Exercise Price per Share | $ / shares	$ 1.07
Remaining Contractual Life	5 years 4 months 6 days
Options exercisable as of December 31, 2023
Number of Shares | shares	1,561,093
Exercise Price per Share | $ / shares	$ 1.15
Remaining Contractual Life	4 years 11 months 1 day
Range One
Options outstanding as of December 31, 2023
Number of Shares | shares	16,800
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	4 years 2 months 15 days
Options exercisable as of December 31, 2023
Number of Shares | shares	16,800
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	4 years 2 months 15 days
Range Two
Options outstanding as of December 31, 2023
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	4 years 7 months 6 days
Options exercisable as of December 31, 2023
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	4 years 7 months 6 days
Range Three
Options outstanding as of December 31, 2023
Number of Shares | shares	237,150
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	6 years
Options exercisable as of December 31, 2023
Number of Shares | shares	165,200
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	6 years
Range Four
Options outstanding as of December 31, 2023
Number of Shares | shares	200,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	7 years 1 month 6 days
Options exercisable as of December 31, 2023
Number of Shares | shares	100,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	7 years 1 month 6 days
Range Five
Options outstanding as of December 31, 2023
Number of Shares | shares	8,000
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	9 years 3 days
Options exercisable as of December 31, 2023
Number of Shares | shares	5,000
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	9 years 3 days
Range Six
Options outstanding as of December 31, 2023
Number of Shares | shares	96,875
Exercise Price per Share | $ / shares	$ 0.43
Remaining Contractual Life	10 years 3 days